Leases - Schedule of Maturities of Operating Lease Liabilities (FY) (Details) - USD ($) $ in Thousands	Sep. 30, 2024	Dec. 31, 2023	Jan. 31, 2021
Lessee, Operating Lease, Liability, Payment, Due [Abstract]
2024	$ 1,627	$ 1,580
2025	1,674	1,627
2026	1,729	1,674
2027	297	1,729
2028		297
Thereafter		0
Total lease payments	5,722	6,907	$ 10,500
Less: Imputed interest	(535)	(776)
Present value of lease liabilities	$ 5,187	$ 6,131